Biological Assets (Details) - Schedule of Changes in Agricultural Activity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Grains [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	R$ 47,226	R$ 67,358
Increases due to planting	437,590	506,817
Increases due to handling
Change in fair value	20,407	102,596
Reductions due to harvesting	(483,602)	(627,000)
Exchange variation	517	(2,545)
Ending balance	22,138	47,226
Historical cost	22,671
Fair value	(533)
Total balance	22,138
Cotton [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	41,096	15,347
Increases due to planting	75,933	72,136
Increases due to handling
Change in fair value	4,799	(3,631)
Reductions due to harvesting	(60,471)	(42,172)
Exchange variation	539	(584)
Ending balance	61,896	41,096
Historical cost	53,472
Fair value	8,424
Total balance	61,896
Sugarcane [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	112,423	172,560
Increases due to planting
Increases due to handling	231,132	225,866
Change in fair value	21,997	(6,903)
Reductions due to harvesting	(250,633)	(277,904)
Exchange variation	(3,283)	(1,196)
Ending balance	111,636	R$ 112,423
Historical cost	54,441
Fair value	57,195
Total balance	R$ 111,636